CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2025	Mar. 18, 2025	Dec. 31, 2024	Jun. 28, 2024	Jun. 14, 2024	Mar. 18, 2024
Common Shares, par value	$ 1	$ 1
Common Shares, shares authorized	50,000	50,000
Common Shares, shares issued	1
Common Shares, shares outstanding	1
SL BIO LTD
Common Shares, par value	$ 0.1		$ 0.1		$ 0.1	$ 0.1
Common Shares, shares authorized	5,000,000		5,000,000		5,000,000	5,000,000
Common Shares, shares issued	3,675,000		3,675,000	5,000,000
Common Shares, shares outstanding	1,500,000		1,500,000	3,675,000	1,675,000